Partners' Capital and Distributions (Tables)	12 Months Ended
Dec. 31, 2019
Partners' Capital Notes [Abstract]
Changes In Outstanding Limited Partner Units
The following table details the changes in the number of our common units outstanding from January 1, 2017 through December 31, 2019:

Common units outstanding on January 1, 2017	227,783,916
January 2017—Settlement of employee LTIP awards	216,679
During 2017—Other(a)	23,961
Common units outstanding on December 31, 2017	228,024,556
January 2018—Settlement of employee LTIP awards	168,913
During 2018—Other(a)	1,691
Common units outstanding on December 31, 2018	228,195,160
February 2019—Settlement of employee LTIP awards	199,792
During 2019—Other(a)	8,476
Common units outstanding on December 31, 2019	228,403,428

(a)
Common units issued to settle the equity-based retainer paid to independent directors of our general partner.
Distributions Made to Limited Partner, by Distribution
Distributions we paid during 2017, 2018 and 2019 were as follows (in thousands, except per unit amount):

Payment Date	Per Unit Cash Distribution Amount	Total Cash Distribution
2/14/2017	$0.8550	$194,961
5/15/2017	0.8725	198,951
8/14/2017	0.8900	202,942
11/14/2017	0.9050	206,362
Total	$3.5225	$803,216

2/14/2018	$0.9200	$209,940
5/15/2018	0.9375	213,933
8/14/2018	0.9575	218,497
11/14/2018	0.9775	223,061
Total	$3.7925	$865,431

2/14/2019	$0.9975	$227,832
5/15/2019	1.0050	229,545
8/14/2019	1.0125	231,258
11/14/2019	1.0200	232,971
Total	$4.0350	$921,606